REDEEMABLE CONVERTIBLE PREFERRED SHARES - Assumptions used in determination of fair value (Details) - Series Pre-A Preferred Shares	Oct. 11, 2022 Y $ / shares
Before modification | Risk-free interest rate
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	0.0245
Before modification | Expected volatility
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	0.6152
Before modification | Expected dividend yield
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	0.0000
Before modification | Expected terms | Minimum
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	2.22
Before modification | Expected terms | Maximum
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	4.39
Before modification | Fair value of underlying ordinary share of LGIL
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input | $ / shares	3.79
After modification | Risk-free interest rate
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	0.0252
After modification | Expected volatility
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	0.6026
After modification | Expected dividend yield
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	0.0000
After modification | Expected terms | Minimum
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	2.22
After modification | Expected terms | Maximum
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input	5.00
After modification | Fair value of underlying ordinary share of LGIL
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Redeemable convertible preferred shares, measurement input | $ / shares	3.66